Note 6 - Commitments (Details Textual)	Jun. 30, 2015 USD ($) a	Dec. 31, 2014 USD ($) ft²
Area of Real Estate Property	8,400	8,400
Number of Successive Renewal Options	2
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 73,046
Unrecorded Unconditional Purchase Obligation	$ 115,300	$ 151,439